Document and Entity Information	Jan. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2026
Entity File Number	1-8245
Entity Registrant Name	North European Oil Royalty Trust
Entity Central Index Key	0000072633
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-2084119
Entity Address, Address Line One	5 N. Lincoln Street
Entity Address, City or Town	Keene
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03431
City Area Code	732
Local Phone Number	741-4008
Title of 12(b) Security	Units of Beneficial Interest
Trading Symbol	NRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false